Restatement of Previously Issued Financial Statements - Impact of the Restatement on the Statement of Operations (Details)	3 Months Ended		11 Months Ended
	Sep. 30, 2020 USD ($) shares	Sep. 30, 2020 $ / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 $ / shares
Loss from operations			$ (349,873)
Change in fair value of derivative warrant liabilities			(28,525,220)
Financing costs allocated to derivative warrant liabilities			(964,140)
Interest income from Trust Account			209,593
Net loss			(29,629,640)
Previously Reported
Loss from operations	$ (134,386)		(349,873)
Change in fair value of derivative warrant liabilities	0		0
Financing costs allocated to derivative warrant liabilities	0		0
Interest income from Trust Account	89,468		209,593
Total other (expense) income	89,468		209,593
Net loss	(44,918)		(140,280)
Revision of Prior Period, Adjustment
Loss from operations	0		0
Change in fair value of derivative warrant liabilities	(21,175,450)		(28,525,220)
Financing costs allocated to derivative warrant liabilities	(964,140)		(964,140)
Interest income from Trust Account	0		0
Total other (expense) income	(22,139,590)		(29,489,360)
Net loss	(22,139,590)		(29,489,360)
As Restated
Loss from operations	(134,386)		(349,873)
Change in fair value of derivative warrant liabilities	(21,175,460)		(28,525,220)
Financing costs allocated to derivative warrant liabilities	(964,140)		(964,140)
Interest income from Trust Account	89,468		209,593
Total other (expense) income	(22,050,122)		(29,279,767)
Net loss	$ (22,184,508)		(29,629,640)
Common Class A
Net loss			$ 210,000
Basic and diluted weighted average shares outstanding | shares			41,400,000
Basic and diluted net income (loss) per share,ordinary shares | $ / shares				$ 0.01
Common Class A | Previously Reported
Basic and diluted weighted average shares outstanding | shares	41,400,000		41,400,000
Basic and diluted net income (loss) per share,ordinary shares | $ / shares		$ 0		0.01
Common Class A | Revision of Prior Period, Adjustment
Basic and diluted weighted average shares outstanding | shares	0		0
Basic and diluted net income (loss) per share,ordinary shares | $ / shares		0		0
Common Class A | As Restated
Basic and diluted weighted average shares outstanding | shares	41,400,000		41,400,000
Basic and diluted net income (loss) per share,ordinary shares | $ / shares		0		0.01
Common Class B
Net loss			$ (350,000)
Basic and diluted weighted average shares outstanding | shares			10,350,000
Basic and diluted net income (loss) per share,ordinary shares | $ / shares				(2.88)
Common Class B | Previously Reported
Basic and diluted weighted average shares outstanding | shares	10,350,000		10,350,000
Basic and diluted net income (loss) per share,ordinary shares | $ / shares		(0.01)		(0.03)
Common Class B | Revision of Prior Period, Adjustment
Basic and diluted weighted average shares outstanding | shares	0		0
Basic and diluted net income (loss) per share,ordinary shares | $ / shares		(2.14)		(2.85)
Common Class B | As Restated
Basic and diluted weighted average shares outstanding | shares	10,350,000		10,350,000
Basic and diluted net income (loss) per share,ordinary shares | $ / shares		$ (2.15)		$ (2.88)